Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
LOANS

10. LOANS

Outstanding balances of loans consist of the following:

	Balance			Interest
As of December 31, 2024	RMB	USD	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch	5,000	685	March 25, 2025	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	21,900	3,000	March 25, 2025	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	5,000	685	May 12, 2025	4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	5,000	685	August 1, 2025	4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch *	19,543	2,677	November 25, 2025	3.15%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	8,000	1,096	December 10, 2025	4.30%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch	3,000	411	January 8, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	2,010	275	February 5, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	3,000	411	September 9, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	1,990	274	September 18, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	74,443	10,199
Long-term loan-current portion
Industrial Bank Jilin Branch	6,990	958	April 10, 2025	4.90%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	200	27	November 5, 2025	4.00%	Collateral: buildings and land use right
Total	7,190	985
Long-term loan
Industrial Bank Jilin Branch	4,800	658	November 5, 2027	4.00%	Collateral: buildings and land use right
Total	4,800	658
	Balance		Interest
As of December 31, 2023	RMB	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch	5,000	August 29, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	23,000	December 12, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	9,990	January 30, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	9,990	March 26, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	21,900	March 30, 2024	4.35%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch	4,990	December 8, 2024	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	4,990	January 4, 2024	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	79,860
Long-term loan
Industrial Bank Jilin Branch	9,990	April 10, 2025	4.90%	Collateral: buildings and land use right
Total	9,990

*	On November 29, 2024, the Company obtained a working capital loan of JPY422.7 million (approximately RMB20.2 million) from Industrial Bank Hong Kong Branch (“the JPY Loan”), with floating interest rate of Tokyo Overnight Average rate (“TONA”) plus 0.65% payable on monthly basis. The maturity date of the JPY Loan is Nov 25, 2025.

In connection with borrowing of the JPY loan, the Company entered into a foreign exchange swap contracts and cross-currency interest rate swap contracts with Industrial Bank with a termination date on November 24, 2025 and November 25, 2025, respectively, to run concurrently with the JPY Loan. The interest rate payable by the Company under this cross-currency interest rate swap agreement is a fixed interest rate of 3.15% denominated in RMB and the Company is required to transfer the principal amount of the JPY loan at fixed exchange rate of 0.047840 (or RMB20.2 million) upon maturity in exchange for JPY422.7 million under the foreign exchange swap contract (see Note 2 and Note 3).

The weighted average interest rate was 4.35% and 4.26% on short-term obligations outstanding as of December31, 2023 and 2024. Interest expense for the years ended December 31, 2022, 2023 and 2024, amounted to RMB2,839, RMB4,423, RMB4,043 (US$554), respectively.

China Minsheng Banking provided a working capital credit facility to the Company for the period from December 7, 2023 to January 25, 2026. As of December 31, 2024, the Company’s unused working capital credit facility was nil.

As of December 31, 2024, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
2025	7,190	985
2026	200	27
Thereafter	4,600	631
	11,990	1,643